INCOME TAXES (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred income tax asset	$ 3,326,000	$ 2,791,000
Valuation allowance	3,326,000	2,791,000
Deferred income tax assets, Total